Revenue - Transaction Price Allocated to Remaining Performance Obligation (Detail) ¥ in Millions	Mar. 31, 2019 JPY (¥)
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to the remaining performance obligation	¥ 461,872
Within 1 year [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to the remaining performance obligation	259,610
Over 1 year [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to the remaining performance obligation	202,262
Engineering and Construction [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to the remaining performance obligation	355,351
Engineering and Construction [member] | Within 1 year [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to the remaining performance obligation	184,782
Engineering and Construction [member] | Over 1 year [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to the remaining performance obligation	170,569
System Solutions [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to the remaining performance obligation	106,521
System Solutions [member] | Within 1 year [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to the remaining performance obligation	74,828
System Solutions [member] | Over 1 year [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to the remaining performance obligation	¥ 31,693